Revenue - Summary of Contract Assets and Liabilities From Contracts With Customers (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Receivables, customer finance, contract assets and contract liabilities [abstract]
Trade accounts and notes receivable	₩ 9,633,285	₩ 9,374,086
Due from customers for contract work	1,570,397	1,475,180
Advances received	646,609	342,314
Due to customers for contract work	727,902	452,839
Unearned revenue	₩ 100,967	₩ 89,807